Trade Accounts Receivable (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Trade Accounts Receivable
Trade accounts receivable	$ 64,989	$ 65,825
Less: Provision for credit losses	(1,526)	(1,054)
Trade accounts receivable, net	$ 63,463	$ 64,771